Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Accounts receivable - trade, allowance for doubtful accounts	$ 17	$ 20
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	400.0	400.0
Common stock, shares outstanding	242.6	242.6